Derivative Instruments and Hedging Activities (Schedule of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities [Abstract]
Notional amount	$ 5,000
Weighted average pay rate	3.94%
Weighted average receive rate (three-month LIBOR)	0.32%
Weighted average maturity in years	3 months
Unrealized loss related to interest rate swaps	$ (43)